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                            ARMADA FUNDS
                            MONEY MARKET SERIES

                            SEMI-ANNUAL REPORT - NOVEMBER 30, 1995
                            (UNAUDITED)

ARMADA                           TABLE OF CONTENTS
MONEY MARKET
FUND                             Chairman's Message  ..........................................   1

ARMADA
GOVERNMENT                       PORTFOLIOS OF INVESTMENTS AND FINANCIAL STATEMENTS
FUND

ARMADA                           Armada Money Market Fund .....................................   3
TREASURY                         Armada Government Fund   .....................................  11
FUND                             Armada Treasury Fund   .......................................  15
                                 Armada Tax Exempt Fund  ......................................  19
ARMADA                           NOTES TO FINANCIAL STATEMENTS.................................  29
TAX EXEMPT
FUND

- SHARES OF THE ARMADA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY NATIONAL CITY BANK, ITS AFFILIATES OR ANY BANK.
- SHARES OF THE ARMADA FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, OR ANY GOVERNMENTAL AGENCY OR STATE.
- AN INVESTMENT IN THE ARMADA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
- PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE, AND THE INVESTMENT RETURN WILL FLUCTUATE.
- THERE CAN BE NO ASSURANCE THAT THE ARMADA MONEY MARKET, GOVERNMENT, TREASURY OR TAX EXEMPT FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

National City Bank and certain of its affiliates serve as investment advisers to Armada Funds for which they receive an investment advisory fee. For more complete information about the Armada Funds, including charges and expenses, please contact your investment specialist or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money. Armada Funds are distributed by 440 Financial Distributors, Inc., 290 Donald Lynch Boulevard, Marlborough, MA, 01752. 440 Financial Distributors, Inc. is not affiliated with National City Bank and is not a bank.

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                            ARMADA FUNDS SEMI-ANNUAL REPORT

                            CHAIRMAN'S MESSAGE

                            Dear Armada Shareholders:

                              For the six months ended November 30, 1995, the
                            equity and bond markets continued to flourish beyond many expectations. Armada Funds investment advisers responded in kind, producing decided gains for our shareholders during this period.

                              While we are always pleased to see the markets
                            perform well in the short term, we continue to stress to our shareholders the value of following a disciplined and diversified, long-term investment strategy. Over the years, a long-term investment perspective has helped investors attain financial goals such as providing a college education for children, purchasing a new home or meeting retirement needs.


                            ARMADA NEWS
                              I am please to announce two significant events
                            which have taken place during these past six months with respect to the Armada Family of Funds:


                            TWO ASSET MANAGERS JOIN ARMADA
                              On September 28, 1995, Robert M. Leggett and James
                            R. Kirk joined Armada Funds as asset managers for the Equity Fund and Equity Income Fund, respectively. Both have significant investment management expertise and have successfully managed large institutional funds over the past two decades. Mr. Leggett has held equity-related positions including chief investment officer, director of equity investments, and director of research. Mr. Kirk is well-known in the Cleveland investment community and comes to National City after holding the investment management positions of chief investment officer, head of equity asset management and director of research.


                            TREASURY FUND RECOGNIZED FOR QUALITY
                              Armada Treasury Fund, one of the four money market
                            funds offered by Armada Funds, was recently rated "AAAm-G" by Standard & Poor's, based on an analysis of the Fund's credit quality, investment policies and management and market price exposure. This rating indicates that the

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                            ARMADA FUNDS SEMI-ANNUAL REPORT

                            CHAIRMAN'S MESSAGE (CONTINUED)



                            Fund's safety of invested principal is excellent and reflects its superior capacity to maintain a $1 per share net asset value at all times.

                              The Armada Family of Funds offers a full range of
                            investment products. Each fund offers a distinctive investment style and position along the risk/reward spectrum. As always, Armada is committed to providing our shareholders with quality investment products and services. For more information about Armada Funds, please contact your investment specialist or call 1-800-622-FUND (3863).

                            Sincerely,

                            /s/ Richard B. Tullis
                            ------------------------------
                            Richard B. Tullis
                            Chairman
                            Armada Funds Board of Trustees

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                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           ARMADA MONEY MARKET FUND
(UNAUDITED)

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
AGENCY OBLIGATIONS - 14.9%
FEDERAL FARM CREDIT BANK
  INTEREST BEARING NOTES - 4.9%
    5.66%.......... 02/01/96  $ 25,000   $   25,000,000
    5.63%.......... 03/01/96    25,000       25,000,000
    5.58%.......... 05/01/96    22,000       22,000,000
                                         --------------
                                             72,000,000
                                         --------------
FEDERAL HOME LOAN BANK CONSOLIDATED
  DISCOUNT NOTES - 2.4%
    5.59%.......... 01/10/96    15,000       14,906,833
    5.58%.......... 01/18/96    10,000        9,925,600
    5.54%.......... 02/27/96    11,000       10,851,036
                                         --------------
                                             35,683,469
                                         --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  DISCOUNT NOTES - 4.0%
    5.59%.......... 01/05/96    50,000       49,728,264
    5.58%.......... 02/14/96    10,000        9,883,750
                                         --------------
                                             59,612,014
                                         --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
  DISCOUNT NOTES - 3.6%
    5.57%.......... 01/08/96    25,000       24,853,014
    5.60%.......... 01/10/96    14,000       13,912,889
    5.57%.......... 02/12/96    15,000       14,830,579
                                         --------------
                                             53,596,482
                                         --------------
  TOTAL AGENCY
   OBLIGATIONS..............                220,891,965
                                         --------------
COMMERCIAL PAPER - 71.5%
AGRICULTURE - 5.0%
  Canadian Wheat Board
   (P1, A1+)
    5.68%.......... 12/01/95    10,000       10,000,000
    5.55%.......... 12/18/95    10,000        9,973,792
    5.67%.......... 12/18/95    10,000        9,973,225
    5.565%......... 12/21/95    10,000        9,969,083
    5.65%.......... 01/25/96    10,000        9,913,681

  Cargill Financial Services Corp.
   (P1, A1+)
    5.65%.......... 01/11/96     5,000        4,967,826
  Cargill, Inc. (P1, A1+)
    5.58%.......... 12/22/95    10,000        9,967,450
    5.67%.......... 12/26/95    10,000        9,960,625
                                         --------------
                                             74,725,682
                                         --------------
AUTOMOBILES - 1.7%
  Ford Motor Credit Co.
   (P1, A1)
    5.67%.......... 01/03/96     5,000        4,974,012
    5.69%.......... 01/16/96    10,000        9,927,294
    5.67%.......... 01/23/96    10,000        9,916,525
                                         --------------
                                             24,817,831
                                         --------------
CHEMICALS - 2.7%
  E.I. duPont de Nemours & Co.
   (P1, A1+)
    5.62%.......... 12/05/95    10,000        9,993,756
    5.66%.......... 12/07/95    10,000        9,990,567
    5.60%.......... 12/20/95    10,000        9,970,444
    5.64%.......... 01/17/96    10,000        9,926,367
                                         --------------
                                             39,881,134
                                         --------------
CONSUMER NON-DURABLES - 4.7%
  Clorox Co. (P1, A1+)
    5.65%.......... 02/09/96    10,000        9,890,139
    5.62%.......... 02/23/96    15,000       14,803,300
  Colgate-Palmolive Co.
   (P1, A1)
    5.72%.......... 12/01/95     5,000        5,000,000
    5.59%.......... 12/18/95    10,000        9,973,603

                             See Accompanying Notes

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                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           ARMADA MONEY MARKET FUND (CONTINUED)
(UNAUDITED)

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
CONSUMER NON-DURABLES (CONT'D.)
  Procter & Gamble Co.
   (P1, A1+)
    5.67%.......... 01/22/96  $ 10,000   $    9,918,100
    5.65%.......... 01/26/96    10,000        9,912,111
  Sara Lee Corp. (P1, A1+)
    5.66%.......... 12/27/95    10,000        9,959,122
                                         --------------
                                             69,456,375
                                         --------------
DIVERSIFIED - 3.4%
  General Electric Capital Corp.
   (P1, A1+)
    5.65%.......... 01/12/96    10,000        9,934,083
    5.64%.......... 01/16/96    15,000       14,891,900
  Minnesota Mining &
   Manufacturing Co.
   (P1, A1+)
    5.65%.......... 12/20/95    10,000        9,970,181
  Philip Morris Companies, Inc.
   (P1, A1)
    5.67%.......... 12/12/95    15,000       14,974,012
                                         --------------
                                             49,770,176
                                         --------------
DRUGS & HEALTH CARE - 1.7%
  Schering-Plough Corp.
   (P1, A1+)
    5.65%.......... 01/31/96    15,000       14,856,396
    5.63%.......... 02/06/96    10,000        9,895,219
                                         --------------
                                             24,751,615
                                         --------------
ELECTRONICS - 2.0%
  Vermont American Corp.
   (P1, A1+)
    5.70%.......... 12/11/95     5,000        4,992,083
    5.68%.......... 12/15/95    10,000        9,977,911
    5.70%.......... 01/04/96    15,000       14,919,250
                                         --------------
                                             29,889,244
                                         --------------

FINANCE - CONDUIT - 10.1%
  Ciesco, L.P. (P1, A1+)
    5.67%.......... 01/08/96    10,000        9,940,150
    5.70%.......... 01/09/96    10,000        9,938,250
    5.68%.......... 01/11/96    10,000        9,935,311
    5.68%.......... 01/16/96    10,000        9,927,422
    5.68%.......... 01/17/96    10,000        9,925,844
  Corporate Asset Funding Co., Inc.
   (P1, A1+)
    5.67%.......... 12/19/95    10,000        9,971,650
    5.68%.......... 01/19/96    10,000        9,922,689
    5.70%.......... 01/22/96    10,000        9,917,667
    5.65%.......... 02/05/96    10,000        9,896,417
    5.67%.......... 02/08/96    10,000        9,891,325
  Delaware Funding Corp.
   (P1, A1+)
    5.70%.......... 12/07/95     5,000        4,995,250
    5.71%.......... 12/08/95    10,000        9,988,897
    5.71%.......... 12/15/95     5,000        4,988,897
    5.74%.......... 12/15/95     5,000        4,988,839
  Preferred Receivables
   Funding Corp. (P1, A1)
    5.70%.......... 12/04/95    10,000        9,995,250
    5.70%.......... 12/06/95    10,000        9,992,083
    5.72%.......... 01/24/96     5,000        4,957,100
                                         --------------
                                            149,173,041
                                         --------------
FINANCIAL SERVICES - 2.0%
  B.A.T. Capital Corp. (P1,
   A1)
    5.70%.......... 01/24/96    15,000       14,871,750
  Transamerica Financial Corp.
   (P1, A1)
    5.66%.......... 12/05/95    10,000        9,993,711
    5.63%.......... 01/18/96     5,000        4,962,467
                                         --------------
                                             29,827,928
                                         --------------

                             See Accompanying Notes

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                           PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995          ARMADA MONEY MARKET FUND (CONTINUED)
(UNAUDITED)

                                      PAR
                    MATURITY         (000)        VALUE
                    --------       ---------  --------------
FOOD & BEVERAGE - 8.5%
  Anheuser-Busch Co., Inc.
   (P1, A1+)
    5.64%.......... 01/10/96       $  5,000   $    4,968,667
  Campbell Soup Co. (P1, A1+)
    5.65%.......... 12/12/95         10,000        9,982,736
  Coca-Cola Co. (P1, A1+)
    5.68%.......... 12/08/95         10,000        9,988,956
    5.68%.......... 12/11/95          6,500        6,489,744
  General Mills, Inc. (P1, A1)
    5.60%.......... 12/20/95         10,000        9,970,444
  Heinz (H.J.) Co. (P1, A1)
    5.70%.......... 12/22/95          5,000        4,983,375
    5.70%.......... 12/27/95         15,000       14,938,250
  Hershey Foods Corp. (P1, A1+)
    5.65%.......... 12/19/95         15,000       14,957,625
    5.65%.......... 12/21/95         10,000        9,968,611
  Kellogg Co. (P1, A1+)
    5.70%.......... 12/06/95         10,000        9,992,083
  Pepsico Inc. (P1, A1)
    5.68%.......... 01/19/96          5,000        4,961,344
  Sysco Corp. (P1, A1+)
    5.70%.......... 12/01/95         10,000       10,000,000
    5.70%.......... 12/07/95          5,000        4,995,250
    5.65%.......... 01/29/96         10,000        9,907,403
                                              --------------
                                                 126,104,488
                                              --------------
INSURANCE - 2.3%
  American General Investment
   Corp. (P1, A1+)
    5.58%.......... 12/13/95         10,000        9,981,400
    5.64%.......... 01/18/96         10,000        9,924,800
  Marsh & McLennan Cos. (P1, A1+)
    5.68%.......... 01/23/96         15,000       14,874,567
                                              --------------
                                                  34,780,767
                                              --------------

MACHINERY & HEAVY EQUIPMENT - 1.0%
  John Deere Capital Corp.
   (P1, A1)
    5.65%.......... 12/04/95          5,000        4,997,646
    5.65%.......... 01/11/96         10,000        9,935,653
                                              --------------
                                                  14,933,299
                                              --------------
OFFICE & BUSINESS EQUIPMENT - 4.3%
  Pitney Bowes Credit Corp.
   (P1, A1+)
    5.65%.......... 01/09/96         10,000        9,938,792
    5.64%.......... 01/18/96         10,000        9,924,800
    5.67%.......... 01/19/96         10,000        9,922,825
    5.65%.......... 01/23/96         10,000        9,916,819
    5.66%.......... 01/26/96         10,000        9,911,956
  Xerox Corp. (P1, A1)
    5.65%.......... 01/11/96          5,000        4,967,826
    5.65%.......... 01/12/96          5,000        4,967,042
  Xerox Credit Corp. (P1, A1)
    5.63%.......... 02/07/96          5,000        4,946,828
                                              --------------
                                                  64,496,888
                                              --------------
OIL & GAS - 0.9%
  Atlantic Richfield Co.
   (P1, A1)
    5.64%.......... 01/22/96         13,500       13,390,020
                                              --------------
PRINTING & PUBLISHING - 2.7%
  Donnelley (R.R.) & Sons Co.
   (P1, A1+)
    5.68%.......... 12/08/95         10,000        9,988,956
    5.70%.......... 12/28/95         10,000        9,957,250
  Dow Jones & Co., Inc. (P1, A1+)
    5.68%.......... 12/18/95          5,000        4,986,589

                            See Accompanying Notes

[ARROW LOGO]

                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           ARMADA MONEY MARKET FUND (CONTINUED)
(UNAUDITED)

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
PRINTING & PUBLISHING (CONT'D.)
  McGraw-Hill, Inc.
   (P1, A1)
    5.68%.......... 12/29/95  $  5,000   $    4,977,911
    5.67%.......... 01/09/96    10,000        9,938,575
                                         --------------
                                             39,849,281
                                         --------------
RETAIL STORES - 1.0%
  Limited, Inc. (The)
   (P1, A1)
    5.70%.......... 12/06/95    10,000        9,992,083
  Melville Corporation
   (P1, A1)
    5.75%.......... 12/05/95     5,000        4,996,806
                                         --------------
                                             14,988,889
                                         --------------
TECHNOLOGY - 4.0%
  Hewlett-Packard Co.
   (P1, A1+)
    5.65%.......... 01/11/96     5,000        4,967,826
    5.64%.......... 01/16/96     5,000        4,963,967
    5.60%.......... 02/27/96    15,000       14,794,667
  Raytheon Co. (P1, A1+)
    5.71%.......... 12/13/95    10,000        9,980,967
    5.72%.......... 12/14/95    10,000        9,979,344
  Rockwell International Corp.
   (P1, A1+)
    5.68%.......... 01/17/96    15,000       14,888,767
                                         --------------
                                             59,575,538
                                         --------------
TELECOMMUNICATIONS - 6.1%
  AT&T Capital Corp.
   (P1, A1)
    5.67%.......... 12/08/95     5,000        4,994,487
    5.60%.......... 12/14/95    10,000        9,979,778
  AT&T Corp. (P1, A1+)
    5.67%.......... 01/12/96    10,000        9,933,850
    5.69%.......... 01/19/96    10,000        9,922,553
    5.66%.......... 01/22/96     5,000        4,959,122
    5.60%.......... 02/20/96    10,000        9,874,000

  BellSouth Telecommunications,
   Inc. (P1, A1+)
    5.70%.......... 12/13/95     6,300        6,288,030
  Motorola, Inc.
   (P1, A1+)
    5.66%.......... 12/04/95    10,000        9,995,283
    5.72%.......... 12/14/95    13,500       13,472,115
    5.62%.......... 02/16/96    10,000        9,879,794
                                         --------------
                                             89,299,012
                                         --------------
UTILITIES - ELECTRIC - 0.7%
  Southern California Edison Co.
   (P1, A1)
    5.70%.......... 12/07/95    10,000        9,990,500
                                         --------------
UTILITIES - GAS - 2.3%
  Consolidated Natural Gas Co.
   (P1, A1+)
    5.68%.......... 12/06/95    10,000        9,992,111
    5.67%.......... 01/26/96    15,000       14,867,700
  Northern Illinois Gas Co.
   (P1, A1+)
    5.66%.......... 01/12/96    10,000        9,933,967
                                         --------------
                                             34,793,778
                                         --------------
UTILITIES - GAS & ELECTRIC - 1.7%
  National Rural Utilities
   Cooperative Finance Corp.
   (P1, A1+)
    5.66%.......... 01/08/96     5,000        4,970,128
    5.68%.......... 01/12/96     5,000        4,966,867
    5.68%.......... 01/26/96     5,000        4,955,822
    5.65%.......... 02/26/96    10,000        9,863,458
                                         --------------
                                             24,756,275
                                         --------------

                            See Accompanying Notes

[ARROW LOGO]

                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           ARMADA MONEY MARKET FUND (CONTINUED)
(UNAUDITED)

                                 PAR
                    MATURITY    (000)        VALUE
                    --------  ---------  --------------
UTILITIES - TELEPHONE - 2.7%
  Ameritech Corp.
   (P1, A1+)
    5.69%.......... 12/07/95  $ 10,000   $    9,990,517
  GTE North, Inc.
   (P1, A1+)
    5.71%.......... 12/04/95    15,000       14,992,863
  Southwestern Bell Telephone
   Co. (P1, A1+)
    5.67%.......... 12/21/95    15,000       14,952,750
                                         --------------
                                             39,936,130
                                         --------------
  TOTAL COMMERCIAL PAPER....
                                          1,059,187,891
                                         --------------
SHORT TERM FUNDING AGREEMENT - 1.7%
  Commonwealth Life
   Insurance Co. Variable
   Rate Demand Note (P1, D1)
    6.04%.......... 12/01/95    25,000       25,000,000
                                         --------------
MASTER DEMAND NOTES - 3.0%
  Metropolitan Life Insurance Co.
    5.875%......... 12/01/95    20,000       20,000,000
  PACCAR Financial (P1, A1+)
    5.69%.......... 12/05/95    25,000       25,000,000
                                         --------------
  TOTAL MASTER
   DEMAND NOTES.............                 45,000,000
                                         --------------

REPURCHASE AGREEMENT - 8.0%
  First Boston Corp.
    5.90%.......... 12/01/95   118,836      118,836,000
                                         --------------
    (Agreement dated
    11/30/95; to be
    repurchased at
    $118,855,476 on
    12/01/95; collateralized
    by $50,000,000 U.S.
    Treasury Strips due
    11/15/99; $40,000,000
    U.S. Treasury Strips due
    08/15/00; $8,691,000
    U.S. Treasury Strips due
    05/15/05; $200,000,000
    U.S. Treasury Strips due
    02/15/19. The market
    value of the collateral
    is $121,159,109.)
                               NUMBER
                              OF SHARES
                                (000)
                              ---------
TEMPORARY INVESTMENT - 0.9%
  Financial Square Prime
   Obligations Portfolio....    12,594       12,593,746
                                         --------------
TOTAL INVESTMENTS - 100.0%               $1,481,509,602
   (Cost $1,481,509,602*)                ==============

*  Also cost for Federal income tax purposes. Credit ratings given by Moody's
   Investor Services, Inc. and Standard & Poor's and Phoenix Duff & Phelps are unaudited.

                             See Accompanying Notes

[ARROW LOGO]

                             FINANCIAL STATEMENTS

                           ARMADA MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995 (UNAUDITED)

ASSETS
   Investments at value
   (Cost $1,481,509,602)
   Investment securities.................................       $1,362,673,602
   Repurchase agreement..................................          118,836,000
                                                                --------------
                                                                 1,481,509,602
                                                                --------------
   Interest receivable...................................              879,860
   Prepaid expenses......................................               35,000
                                                                --------------
            TOTAL ASSETS.................................        1,482,424,462
            ------------------------------------------------------------------
LIABILITIES
   Dividends payable - Institutional class...............            5,473,910
   Dividends payable - Retail class......................              958,790
   Payable for investments purchased.....................           25,000,000
   Accrued expenses......................................              948,861
                                                                --------------
            TOTAL LIABILITIES............................           32,381,561
            ------------------------------------------------------------------
            NET ASSETS (based on
            1,450,051,215 shares of
            beneficial interest outstanding).............       $1,450,042,901
            ==================================================================
            NET ASSETS CONSIST OF:
            Paid-in capital..............................       $1,450,051,215
            Accumulated net realized loss
            on investments sold..........................               (8,314)
                                                                --------------
                                                                $1,450,042,901
            ==================================================================
            NET ASSET VALUE, OFFERING
            PRICE AND REDEMPTION PRICE
            PER SHARE - Institutional
            Class  ($1,229,482,125 / 1,229,486,649
            shares of beneficial interest
            outstanding).................................       $         1.00
            ==================================================================
            NET ASSET VALUE, OFFERING
            PRICE AND REDEMPTION PRICE
            PER SHARE - Retail Class
            ($220,560,776 / 220,564,566
            shares of beneficial interest
            outstanding).................................       $         1.00
            ==================================================================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)

INVESTMENT INCOME:
   Interest.............................................    $41,608,667
                                                            -----------
EXPENSES:
   Investment Advisory fees.............................      2,486,797
   12b-1 fees...........................................        282,414
   Administration fees..................................        208,351
   Shareholder servicing fees - Retail class only.......        106,871
   Legal fees...........................................        105,637
   Custodian fees.......................................         94,970
   Registration and filing fees.........................         81,290
   Distribution fees....................................         52,980
   Audit fees...........................................         33,052
   Trustees' fees.......................................         26,188
   Miscellaneous........................................         19,304
   Insurance............................................         13,598
   Transfer Agent fees..................................         12,896
   Printing and shareholder reports.....................         11,543
   Fees waived by Investment Advisers...................       (709,536)
   Fees waived by Custodian.............................        (94,970)
                                                            -----------
            Total expenses..............................      2,731,385
            -----------------------------------------------------------
NET INVESTMENT INCOME...................................     38,877,282
-----------------------------------------------------------------------
            NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS...................    $38,877,282
            ===========================================================

                             See Accompanying Notes

[ARROW LOGO]

                            FINANCIAL STATEMENTS

                            ARMADA MONEY MARKET FUND (CONTINUED)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE
                                                                                 SIX MONTHS ENDED           FOR THE
                                                                                   NOVEMBER 30,            YEAR ENDED
                                                                                       1995               MAY 31, 1995
                                                                                 ----------------    --------------------
                                                                                    (UNAUDITED)
Net increase in net assets resulting from net investment income and amount of
  income distributions to shareholders.........................................   $   38,877,282         $   57,385,870
                                                                                  ==============         ==============
Increase in net assets derived from Fund share transactions....................      191,607,800            447,833,143
Net capital loss acquired in connection with the combination of Money Market
  Portfolio (Trust) (See Note 1)...............................................                0                 (3,922)


NET ASSETS:
    Beginning of period........................................................    1,258,435,101            810,605,880
                                                                                  --------------         --------------
    End of period..............................................................   $1,450,042,901         $1,258,435,101
                                                                                  ==============         ==============



                             See Accompanying Notes

[ARROW LOGO]

                             FINANCIAL HIGHLIGHTS

                            ARMADA MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        FOR THE                                 FOR THE YEAR ENDED MAY 31
                                   SIX MONTHS ENDED           -----------------------------------------------------------
                                   NOVEMBER 30, 1995                  1995                               1994
                              --------------------------      ------------------------         --------------------------
                                    (UNAUDITED)
                              INSTITUTIONAL       RETAIL      INSTITUTIONAL      RETAIL        INSTITUTIONAL       RETAIL
                              -------------       ------      -------------      ------        -------------       ------
Net asset value,
 beginning of period.........       $1.00          $1.00            $1.00         $1.00             $1.00           $1.00
                                   ------         ------           ------        ------            ------          ------
INCOME FROM
 INVESTMENT OPERATIONS
 Net investment income.......       .0276          .0271            .0500         .0490             .0287           .0277

LESS DISTRIBUTIONS
 Dividends from net
   investment income.........      (.0276)        (.0271)          (.0500)       (.0490)           (.0287)         (.0277)
                                   ------         ------           ------        ------            ------          ------
Net asset value, end of
 period......................       $1.00          $1.00            $1.00         $1.00             $1.00           $1.00
                                   ======         ======           ======        ======            ======          ======
TOTAL RETURN.................        5.54%(4)       5.46%(4)         5.11%         5.01%             2.91%           2.81%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period
   (in 000's)................  $1,229,482       $220,561       $1,083,243      $175,192          $743,377         $67,229
 Ratio of expenses to average
   net assets................         .37%(1,4)      .47%(2,4)        .37%(1)       .47%(2)           .43%(1)         .53%(2)
 Ratio of net investment
   income to average
   net assets................        5.49%(1,4)     5.39%(2,4)       5.07%(1)      5.12%(2)          2.94%(1)        2.78%(2)


                                                      1993                      1992                       1991
                                            -----------------------    -----------------------    ------------------------
                                            INSTITUTIONAL    RETAIL    INSTITUTIONAL    RETAIL    INSTITUTIONAL    RETAIL(3)
                                            -------------    ------    -------------    ------    -------------    -------
Net asset value,
 beginning of period.........                  $1.00           $1.00         $1.00        $1.00         $1.00        $1.00
                                              ------          ------        ------       ------        ------       ------
INCOME FROM
 INVESTMENT OPERATIONS
 Net investment income.......                  .0289           .0279         .0451        .0441         .0710        .0092

LESS DISTRIBUTIONS
 Dividends from net
   investment income.........                 (.0289)         (.0279)       (.0451)      (.0441)       (.0710)      (.0092)
                                              ------          ------        ------       ------        ------       ------
Net asset value, end of
 period......................                  $1.00           $1.00         $1.00        $1.00         $1.00        $1.00
                                              ======          ======        ======       ======        ======       ======
TOTAL RETURN.................                   2.93%           2.82%         4.59%        4.50%         7.34%        5.64%(4)

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period
   (in 000's)................               $399,191         $57,710      $352,578      $28,497      $322,943      $22,658
 Ratio of expenses to average
   net assets................                    .43%            .53%          .43%         .53%          .42%         .52%(4)
 Ratio of net investment
   income to average
   net assets................                   2.89%           2.79%         4.51%        4.41%         7.52%        6.03%(4)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional Class for the period ended November 30, 1995 and the year ended May 31, 1995 would have been .48% and 5.38%, and .48% and 4.96%, respectively. The operating expense ratio and net investment income ratio before fee waiver by the Investment Advisers for the Institutional Class for the year ended May 31, 1994 would have been .45% and 2.92%.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail Class for the period ended November 30, 1995 and the year ended May 31, 1995 would have been .58% and 5.28%, and .58% and 5.01%, respectively. The operating expense ratio and net investment income ratio before fee waiver by the Investment Advisers for the Retail Class for the year ended May 31, 1994 would have been .55% and 2.76%.

(3) Retail class commenced operations on April 1, 1991.

(4) Annualized.

                             See Accompanying Notes

[ARROW LOGO]

                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           ARMADA GOVERNMENT FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
AGENCY OBLIGATIONS - 79.8%
FEDERAL FARM CREDIT BANK INTEREST BEARING NOTES - 34.6%
    5.70%............  12/01/95  $ 25,000   $ 25,000,000
    5.94%............  12/07/95    25,000     25,000,000
    5.65%............  01/02/96    25,000     25,000,000
    5.70%............  01/02/96    25,000     25,000,000
    5.66%............  02/01/96    20,000     20,000,000
    5.72%............  02/01/96    25,000     25,000,000
    5.63%............  03/01/96    25,000     25,000,000
    5.73%............  03/01/96    25,000     25,000,000
    5.70%............  04/01/96    25,000     25,000,000
    5.58%............  05/01/96    10,000     10,000,000
                                            ------------
                                             230,000,000
                                            ------------
FEDERAL HOME LOAN BANK DISCOUNT NOTES - 3.8%
    5.67%............. 12/12/95    25,000     24,956,688
                                            ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
  DISCOUNT NOTES - 12.9%
    5.80%............  12/01/95    20,000     20,000,000
    5.66%............  12/06/95    25,000     24,980,347
    5.57%............  01/08/96    15,927     15,833,358
    5.56%............  01/17/96    25,000     24,818,528
                                            ------------
                                              85,632,233
                                            ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  DISCOUNT NOTES - 28.5%
    5.68%............  12/08/95    23,040     23,014,553
    5.59%............  01/05/96    25,000     24,864,131
    5.55%............  01/19/96    50,000     49,622,291
    5.57%............  01/19/96    18,245     18,106,678
    5.57%............  02/14/96    25,000     24,709,896
    5.43%............  02/20/96    25,000     24,694,563
    5.52%............  03/08/96    25,000     24,624,333
                                            ------------
                                             189,636,445
                                            ------------
  TOTAL AGENCY OBLIGATIONS.....
                                             530,225,366
                                            ------------

REPURCHASE AGREEMENTS - 19.5%
  Fuji Securities,
    Inc.
    5.90%.............  12/01/95   100,000    100,000,000
    (Agreement dated 11/30/95,
    to be repurchased at
    $100,016,389 on 12/01/95;
    collateralized by
    $49,051,000 U.S. Treasury
    Notes, 5.375%, due on
    11/30/97; $49,051,000 U.S.
    Treasury Notes, 5.375% due
    on 11/30/97; $1,898,000
    U.S. Treasury Notes, due on
    11/30/97. The market value
    of the collateral is
    $101,935,000.)
  Lehman Brothers
    5.90%.............  12/01/95    30,000     30,000,000
    (Agreement dated 11/30/95,
    to be repurchased at
    $30,004,917 on 12/01/95;
    collateralized by
    $20,000,000 Federal Home
    Loan Mortgage Corporation,
    CMO, 6.50% due on 01/15/24;
    $13,414,085 Federal Home
    Loan Mortgage Corporation,
    CMO, 6.50% due on 09/15/24.
    The market value of the
    collateral is $32,676,865.)
  TOTAL REPURCHASE
   AGREEMENTS..................              130,000,000
                                            ------------
                                  NUMBER
                                 OF SHARES
                                   (000)
                                 ---------
TEMPORARY INVESTMENT - 0.7%
  Goldman Sachs
   Government Money
   Market Fund........              4,340      4,340,269
                                            ------------
TOTAL INVESTMENTS - 100.0%                  $664,565,635
   (Cost $664,565,635*)                     ============

*  Also cost for Federal income tax purposes.

                             See Accompanying Notes

[ARROW LOGO]

                            FINANCIAL STATEMENTS

                            ARMADA GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995 (UNAUDITED)

ASSETS
   Investments at value
   (Cost $664,565,635)
   Investment securities..................  $534,565,635
   Repurchase agreements..................   130,000,000
                                             -----------
                                             664,565,635
                                             -----------
   Interest receivable....................     3,160,290
   Prepaid expenses.......................         9,987
                                             -----------
            TOTAL ASSETS..................   667,735,912
            --------------------------------------------
LIABILITIES
   Dividends payable - Institutional
     class................................     2,538,202
   Dividends payable - Retail class.......        84,889
   Payable for investments purchased......    49,624,333
   Accrued expenses.......................       497,468
                                             -----------
            TOTAL LIABILITIES.............    52,744,892
            --------------------------------------------

            NET ASSETS (based on
            614,993,497 shares of
            beneficial interest
            outstanding)..................  $614,991,020
            ============================================

            NET ASSETS CONSIST OF:
            Paid-in capital...............  $614,993,497
            Accumulated net realized loss
            on investments sold...........        (2,477)
                                             -----------
                                            $614,991,020
            ============================================

            NET ASSET VALUE, OFFERING
            PRICE AND REDEMPTION PRICE PER
            SHARE - Institutional Class
            ($594,370,501 / 594,372,576
            shares of beneficial interest
            outstanding)..................  $       1.00
            ============================================

            NET ASSET VALUE, OFFERING
            PRICE AND REDEMPTION PRICE PER
            SHARE - Retail Class
            ($20,620,519 / 20,620,921
            shares of beneficial interest
            outstanding)..................  $       1.00
            ============================================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)

INVESTMENT INCOME:
   Interest................................  $19,094,553
                                              ----------
EXPENSES:
   Investment Advisory fees................    1,145,007
   12b-1 fees..............................      128,575
   Administration fees.....................       94,223
   Legal fees..............................       47,794
   Custodian fees..........................       47,002
   Distribution fees.......................       26,833
   Transfer Agent fees.....................       15,630
   Audit fees..............................       13,622
   Trustees' fees..........................       13,026
   Insurance...............................        9,105
   Miscellaneous...........................        8,861
   Shareholder servicing fees - Retail
     class only............................        8,749
   Registration and filing fees............        7,301
   Printing and shareholder reports........        5,284
   Fees waived by Investment Advisers......     (326,716)
   Fees waived by Custodian................      (47,002)
                                              ----------
            Total expenses.................    1,197,294
            --------------------------------------------
NET INVESTMENT INCOME......................   17,897,259
--------------------------------------------------------
            NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS......  $17,897,259
            ============================================

                            See Accompanying Notes

[ARROW LOGO]
                            FINANCIAL STATEMENTS

                            ARMADA GOVERNMENT FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                                     FOR THE                FOR THE
                                                                                SIX MONTHS ENDED           YEAR ENDED
                                                                                NOVEMBER 30, 1995         MAY 31, 1995
                                                                                -----------------     --------------------
                                                                                   (UNAUDITED)
Net increase in net assets resulting from net investment income and amount of
  income distributions to shareholders........................................    $ 17,897,259          $  34,122,708
                                                                                  ============          =============
Decrease in net assets derived from Fund share transactions...................     (22,240,893)          (138,049,714)
Net realized loss on investments sold.........................................               0                   (200)


NET ASSETS:
    Beginning of period.......................................................     637,231,913            775,281,827
                                                                                  ------------          -------------
    End of period.............................................................    $614,991,020          $ 637,231,913
                                                                                  ============          =============

                             See Accompanying Notes

[ARROW LOGO]
                            FINANCIAL HIGHLIGHTS

                            ARMADA GOVERNMENT FUND

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                      FOR THE                                   FOR THE YEAR ENDED MAY 31
                                 SIX MONTHS ENDED              ------------------------------------------------------
                                 NOVEMBER 30, 1995                       1995                         1994
                              -----------------------          -------------------------    -------------------------
                                    (UNAUDITED)
                              INSTITUTIONAL      RETAIL        INSTITUTIONAL      RETAIL    INSTITUTIONAL      RETAIL
                              -------------      ------        -------------      ------    -------------      ------
Net asset value,
 beginning of period.........   $   1.00        $  1.00        $   1.00        $  1.00      $   1.00         $ 1.00
                                --------        -------        --------        -------      --------         ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income.......      .0275          .0270           .0486          .0476         .0287          .0277

LESS DISTRIBUTIONS
 Dividends from net
   investment income.........     (.0275)        (.0270)         (.0486)        (.0476)       (.0287)        (.0277)
                                --------        -------        --------        -------      --------         ------
Net asset value, end of
 period......................   $   1.00        $  1.00        $   1.00        $  1.00      $   1.00         $ 1.00
                                ========        =======        ========        =======      ========         ======
TOTAL RETURN.................       5.54%(4)       5.44%(4)        4.97%          4.87%         2.91%          2.80%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period
   (in 000's)................   $594,371        $20,620        $618,058        $19,174      $768,337         $6,945
 Ratio of expenses to average
   net assets................        .36%(1,4)      .46%2,(4)       .39%(1)        .51%(2)       .42%(1)         52%(2)
 Ratio of net investment
   income to average net
   assets....................       5.48%(1,4)     5.38%(2,4)      4.83%(1)       5.01%(2)      2.92%(1)       2.75%(2)


                                           1993                         1992                        1991
                                 ------------------------       -----------------------    ------------------------
                                 INSTITUTIONAL     RETAIL       INSTITUTIONAL    RETAIL    INSTITUTIONAL  RETAIL(3)
                                 -------------     ------       -------------    ------    -------------  -------
Net asset value,
 beginning of period.........      $   1.00        $  1.00      $   1.00       $ 1.00      $   1.00       $ 1.00
                                   --------        -------      --------       ------      --------       ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income.......         .0287          .0277         .0456        .0446         .0695        .0093

LESS DISTRIBUTIONS
 Dividends from net
   investment income.........        (.0287)        (.0277)       (.0456)      (.0446)       (.0695)      (.0093)
                                   --------        -------      --------       ------      --------       ------
Net asset value, end of
 period......................      $   1.00        $  1.00      $   1.00       $ 1.00      $   1.00       $ 1.00
                                   ========        =======      ========       ======      ========       ======
TOTAL RETURN.................          2.91%          2.81%         4.65%        4.55%         7.17%        5.63%(4)

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period
   (in 000's)................      $272,809        $11,050      $148,389       $2,234      $136,376       $3,671
 Ratio of expenses to average
   net assets................           .45%(1)        .55%(2)       .45%(1)      .55%(2)       .45%(1)      .55%(2,4)
 Ratio of net investment
   income to average net
   assets....................          2.84%(1)       2.74%(2)      4.49%(1)     4.39%(2)      6.81%(1)     5.47%(2,4)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional Class for the period ended November 30, 1995 and the year ended May 31, 1995 would have been .48% and 5.36% and .50% and 4.72%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional Class for the years ended May 31, 1994, 1993, 1992, and 1991 would have been .44% and 2.90%, .46% and
     2.82%, .46% and 4.48%, and .47%  and 6.79%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail Class for the period ended November 30, 1995 and the year ended May 31, 1995 would have been .58% and 5.26%, and .63% and 4.90%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail Class for the years ended May 31, 1994, 1993 and 1992 and for the period ended May 31, 1991 would have been .54% and 2.73%, .56% and 2.72%, .56% and 4.38%, and .56% and 5.46%,
     respectively.

(3)  Retail class commenced operations on April 1, 1991.

(4)  Annualized.

                            See Accompanying Notes

[ARROW LOGO]
                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           ARMADA TREASURY FUND
(UNAUDITED)

                                         PAR
                            MATURITY    (000)       VALUE
                            --------  ---------  ------------
U.S. TREASURY OBLIGATIONS - 90.8%
U.S. TREASURY BILLS
    5.275%............      12/07/95   $ 5,000   $  4,995,604
    5.295%............      12/07/95    10,000      9,991,176
    5.37%.............      12/07/95    10,000      9,991,050
    5.30%.............      12/14/95    10,000      9,980,861
    5.32%.............      12/14/95     5,000      4,990,394
    5.18%.............      12/21/95     5,000      4,985,611
    5.315%............      12/21/95     5,000      4,985,236
    5.39%.............      12/21/95    10,000      9,970,056
    5.60%.............      12/21/95     5,000      4,984,444
    5.19%.............      01/04/96    10,000      9,950,983
    5.265%............      01/04/96     5,000      4,975,138
    5.295%............      01/11/96    20,000     19,879,392
    5.245%............      01/18/96    16,000     15,888,107
    5.255%............      01/18/96    10,000      9,929,933
    5.34%.............      01/25/96     5,000      4,959,208
    5.40%.............      01/25/96     5,000      4,958,750
    5.28%.............      02/01/96     5,000      4,954,533
    5.255%............      02/08/96     7,000      6,929,495
    5.285%............      02/08/96     5,000      4,949,352
    5.345%............      02/15/96    10,000      9,887,161
    5.345%............      02/22/96    10,000      9,876,768
                                                 ------------
  TOTAL U.S. TREASURY
   OBLIGATIONS.................                   172,013,252
                                                 ------------
                                       NUMBER
                                      OF SHARES
                                        (000)
                                      ---------
TEMPORARY INVESTMENTS - 9.2%
  Goldman Sachs Treasury
    Instruments Portfolio......          8,524      8,523,553
  Federated U.S. Treasury Cash
    Reserves...................          8,930      8,929,977
                                                 ------------
  TOTAL TEMPORARY
   INVESTMENTS.................                    17,453,530
                                                 ------------
TOTAL INVESTMENTS - 100.0%                       $189,466,782
   (Cost $189,466,782*)                          ============

*  Also cost for Federal income tax purposes.

                             See Accompanying Notes

[ARROW LOGO]
                            FINANCIAL STATEMENTS

                            ARMADA TREASURY FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995 (UNAUDITED)

ASSETS
   Investments at value
   (Cost $189,466,782 )...................  $189,466,782
   Interest receivable....................        33,659
   Prepaid expenses.......................        58,620
                                             -----------
            TOTAL ASSETS..................   189,559,061
            --------------------------------------------
LIABILITIES
   Dividends payable - Institutional
     class................................       715,678
   Dividends payable - Retail class.......         3,886
   Accrued expenses.......................       112,166
                                             -----------
            TOTAL LIABILITIES.............       831,730
            --------------------------------------------

            NET ASSETS, (based on
            188,727,206 shares of
            beneficial interest
            outstanding)..................  $188,727,331
            ============================================

            NET ASSETS CONSIST OF:
            Paid-in capital...............  $188,727,206
            Undistributed net realized
            gain on investments sold......           125
                                             -----------
                                            $188,727,331
            ============================================

            NET ASSET VALUE, OFFERING
            PRICE AND REDEMPTION PRICE PER
            SHARE - Institutional Class
            ($187,780,718 / 187,780,590
            shares of beneficial interest
            outstanding)..................  $       1.00
            ============================================

            NET ASSET VALUE, OFFERING
            PRICE AND REDEMPTION PRICE PER
            SHARE - Retail Class
            ($946,613 / 946,616 shares of
            beneficial interest
            outstanding)..................  $       1.00
            ============================================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)

INVESTMENT INCOME:
   Interest.................................  $4,418,876
                                               ---------
EXPENSES:
   Investment Advisory fees.................     239,828
   12b-1 fees...............................      31,246
   Registration and filing fees.............      17,547
   Custodian fees...........................      16,255
   Transfer Agent fees......................      11,879
   Legal fees...............................      11,182
   Distribution fees........................       6,092
   Printing and shareholder reports.........       4,130
   Audit fees...............................       3,452
   Administration fees......................       3,192
   Trustees' fees...........................       2,225
   Miscellaneous............................       2,133
   Amortization of organization costs.......       2,070
   Insurance................................       1,653
   Shareholder servicing fees - Retail class
     only...................................         496
   Fees waived by Investment Advisers.......     (39,947)
   Fees waived by Custodian.................     (16,255)
                                               ---------
            Total expenses..................     297,178
            --------------------------------------------
NET INVESTMENT INCOME.......................   4,121,698
--------------------------------------------------------
            Net realized gain on
            investments sold................         125
            --------------------------------------------
            NET INCREASE IN NET ASSETS
            RESULTING
            FROM OPERATIONS.................  $4,121,823
            ============================================

                            See Accompanying Notes

[ARROW LOGO]
                            FINANCIAL STATEMENTS

                            ARMADA TREASURY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE                 FOR THE
                                                                                SIX MONTHS ENDED          PERIOD ENDED
                                                                               NOVEMBER 30, 1995          MAY 31, 1995
                                                                               ------------------         ------------
                                                                                   (UNAUDITED)
Net increase in net assets resulting from net investment income and amount of
  income distributions to shareholders.......................................     $  4,121,698            $  5,996,861
                                                                                  ============            ============
Increase in net assets derived from Fund share transactions..................       45,484,877             143,242,329
Net realized gain on investments sold........................................              125                       0


NET ASSETS:
    Beginning of period......................................................      143,242,329                       0
                                                                                  ------------            ------------
    End of period............................................................     $188,727,331            $143,242,329
                                                                                  ============            ============

                            See Accompanying Notes

[ARROW LOGO]

                            FINANCIAL HIGHLIGHTS

                            ARMADA TREASURY FUND

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  FOR THE                            FOR THE
                                                             SIX MONTHS ENDED                      PERIOD ENDED
                                                             NOVEMBER 30, 1995                     MAY 31, 1995
                                                         -------------------------        -----------------------------
                                                                (UNAUDITED)
                                                         INSTITUTIONAL      RETAIL        INSTITUTIONAL(3)       RETAIL(4)
                                                         -------------      ------        ----------------       ---------
Net asset value, beginning of period...................       $1.00          $1.00            $1.00               $1.00
                                                           --------         ------         --------              ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.................................       .0259          .0254            .0456               .0232

LESS DISTRIBUTIONS
 Dividends from net investment income..................      (.0259)        (.0254)          (.0456)             (.0232)
                                                           --------         ------         --------              ------
Net asset value, end of period.........................       $1.00          $1.00            $1.00               $1.00
                                                           ========         ======         ========              ======
TOTAL RETURN...........................................        5.22%(5)       5.12%(5)         4.86%(5)            5.41%(5)
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)..................    $187,781           $946         $142,877                $366
 Ratio of expenses to average net assets...............         .37%(1,5)      .47%(2,5)        .43%(1,5)           .56%(2,5)
 Ratio of net investment income to average net assets..        5.16%(1,5)     5.04%(2,5)       4.78%(1,5)          5.35%(2,5)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the periods ended November 30, 1995 and May 31, 1995 would have been .44% and 5.09%, and .49% and 4.72%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the periods ended November 30, 1995 and May 31, 1995 would have been .54% and 4.97%, and .63% and 5.28%, respectively.

(3) Institutional class commenced operations on June 16, 1994.

(4) Retail class commenced operations on December 22, 1994.

(5) Annualized.



                             See Accompanying Notes

[ARROW LOGO]
                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           ARMADA TAX EXEMPT FUND
(UNAUDITED)

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
ALABAMA - 1.4%
  Montgomery Alabama Pollution
   Control and Solid Waste
   Disposal (General Electric
   Company Project) Series 1990
   (P-1, A-1+)
    3.80%............. 01/10/96   $ 2,000   $  2,000,000
    3.80%............. 02/07/96     2,195      2,195,000
                                            ------------
                                               4,195,000
                                            ------------
ALASKA - 4.3%
  Valdez Marine Terminal
   Revenue Bond (Arco
   Transportation Alaska, Inc.
   Project) Series 1994-A
   (VMIG-1, A-1)
    3.65%............. 12/07/95     2,000      2,000,000
    3.85%............. 01/30/96     2,000      2,000,000
  Valdez Marine Terminal
   Revenue Bond (Arco
   Transportation Alaska, Inc.
   Project) Series 1994-B
   (VMIG-1, A-1)
    3.75%............. 12/07/95     9,000      9,000,000
                                            ------------
                                              13,000,000
                                            ------------
ARIZONA - 3.6%
  Maricopa County Arizona
   Pollution Control Revenue
   Bond (Southern California
   Edison) Series E (P-1, A-1)
    3.80%............. 12/06/95     2,000      2,000,000
    3.85%............. 01/10/96     1,100      1,100,000
  Maricopa County Industrial
   Development Authority,
   Series 1985-B2 Samaritan
   Health Service Systems
   (MBIA) (VMIG-1, A-1)
    3.80%............. 12/01/95     7,800      7,800,000
                                            ------------
                                              10,900,000
                                            ------------
ARKANSAS - 1.0%
  Arkansas State Health Care
   Development Finance
   Authority, Sisters of Mercy
   Health System, Series B
   (VMIG-1, A-1+)
    3.55%............. 12/07/95     3,100      3,100,000
                                            ------------
FLORIDA - 5.0%
  Gainesville Utilities System
   Series C (P-1, A-1+)
    3.80%............. 12/01/95     2,073      2,073,000
  Hillsborough County
   Industrial Development
   Authority
   Pollution Control Revenue
   Bond (Tampa Electric
   Company Project) Series 1990
   (Aa2, AA)
    3.80%............. 12/01/95     6,005      6,005,000
  Jacksonville Pollution
   Control Revenue Bond
   (Florida Power
   & Light Company Project)
   (VMIG-1, A-1)
    4.10%............. 12/12/95     1,700      1,700,000
    3.80%............. 01/25/96     1,000      1,000,000
    3.75%............. 02/29/96     2,200      2,200,000

                             See Accompanying Notes

[ARROW LOGO]
                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           ARMADA TAX EXEMPT FUND (CONTINUED)
(UNAUDITED)

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
FLORIDA (CONT'D.)
  Pinellas County Educational
   Facility Authority Series
   1995 (MBIA) (VMIG-1)
    3.75%............. 02/08/96   $ 2,100   $  2,100,000
                                            ------------
                                              15,078,000
                                            ------------
GEORGIA - 5.8%
  Downtown Savannah Parking
   Authority (VMIG-1, A-1+)
    3.70%............. 12/07/95     4,800      4,800,000
  Fulton County General Fund
   Tax Anticipation Note
   (MIG-1, SP1+)
    4.75%............. 12/29/95     4,000      4,001,837
  Georgia Tech Foundation
   Facility, Series 1992-A
   (NR, A-1+)
    3.70%............. 12/07/95     3,400      3,400,000
  Georgia Tech Foundation
   Facility, Series 1992-B
   (NR, A-1+)
    3.70%............. 12/07/95     3,200      3,200,000
  Private Colleges and
   Universities Authority Emory
   University Project Series
   1993-B
   (VMIG-1, A-1+)
    3.70%............. 12/12/95     2,000      2,000,000
                                            ------------
                                              17,401,837
                                            ------------
ILLINOIS - 3.9%
  Illinois Educational Facility
   Authority Revenue Bond
   (Northwestern University)
   Series 1988 (VMIG-1, A-1+)
    3.75%............. 12/07/95    11,836     11,836,000
                                            ------------

INDIANA - 12.8%
  Evansville Economic
   Development Bond (Ball Corp
   Project) (LOC Wachovia)
   (NR, A-1+)
    3.75%............. 12/07/95     1,500      1,500,000
  Indiana Health Facility
   Finance Authority Capital
   Access Designated Pool,
   Series 1989-B (LOC Bank One
   Indianapolis) (VMIG-1, A-1+)
    3.90%............. 12/07/95     2,100      2,100,000
  Indiana Health Facility
   Finance Authority Capital
   Access Designated Pool,
   Series 1990 (LOC Bank One
   Indianapolis) (VMIG-1, A-1+)
    3.90%............. 12/07/95     6,715      6,715,000
  Jasper County Pollution
   Control Revenue Bond
   (Northern Indiana
   Public Service)
   Series C (LOC Barclays)
   (VMIG-1, A-1+)
    3.80%............. 02/13/96     1,000      1,000,000
    3.75%............. 02/29/96     1,200      1,200,000
  Jasper County Pollution
   Control Revenue Bond
   (Northern Indiana
   Public Service)
   Series A (LOC Barclays)
   (VMIG-1, A-I+)
    3.80%............. 01/12/96     2,250      2,250,000
    3.85%............. 01/26/96     3,000      3,000,000
    3.75%............. 02/23/96     1,550      1,550,000
  Mt. Vernon Pollution Control
   Revenue Bond (General
   Electric Project) Series
   1989-A (P-1, NA)
    3.60%............. 02/21/96     4,000      4,000,000
    3.70%............. 02/09/96     2,000      2,000,000
    3.65%............. 12/13/95     2,000      2,000,000

                             See Accompanying Notes

[ARROW LOGO]
                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           ARMADA TAX EXEMPT FUND (CONTINUED)
(UNAUDITED)

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
INDIANA (CONT'D.)
  Purdue University Trustees
   Student Fee Bonds Series E
   (VMIG-1, A-1+)
    3.80%............. 12/07/95   $ 1,000   $  1,000,000
  Purdue University Trustees
   Student Fee Bonds Series H
   (VMIG-1, A-1+)
    3.65%............. 12/07/95     7,700      7,700,000
  Purdue University Trustees
   Student Fee Bonds Series K
   (VMIG-1, A-1+)
    3.65%............. 12/07/95     2,400      2,400,000
                                            ------------
                                              38,415,000
                                            ------------
KANSAS - 3.5%
  Kansas Department of Highways
   Revenue Bond Series B
   (VMIG-1, A-1+)
    3.60%............. 12/07/95    10,500     10,500,000
                                            ------------
LOUISIANA - 4.4%
  East Baton Rouge Pollution
   Control Revenue Bond (Exxon
   Project) (VMIG-1, A-1+)
    3.80%............. 12/01/95     4,000      4,000,000
  Plaquemines Port Harbor
   Terminal Coal Transfer
   Series A (P-1, A-1+)
    3.80%............. 12/13/95     2,000      2,000,000
  Plaquemines Port Harbor
   Terminal District Marine
   Terminal Facility Series B
   (P-1, A1+)
    3.80%............. 12/06/95     1,600      1,600,000
  Plaquemines Port Harbor
   Terminal District Marine
   Terminal Facility Series C
   (P1, A-1+)
    3.75%............. 02/13/96     1,000      1,000,000
    3.80%............. 02/15/96     2,600      2,600,000
  St. Charles Pollution Control
   Revenue Bonds (Shell Oil
   Company Project) Series 1985
   (NR, A-1+)
    3.50%............. 12/07/95     2,000      2,000,000
                                            ------------
                                              13,200,000
                                            ------------
MINNESOTA - 5.5%
  Becker Pollution Control
   Revenue Bond Northern States
   Power (Shelburne County
   Generating) Series 1993-A
   (VMIG-1, A-1+)
    3.85%............. 01/31/96     1,000      1,000,000
  Becker Pollution Control
   Revenue Bond Northern States
   Power (Shelburne County
   Generating) Series 1993-B
   (VMIG-1, A-1+)
    3.85%............. 12/13/95     1,000      1,000,000
    3.80%............. 01/16/96     3,600      3,600,000
  University of Minnesota
   Regents Series 1985-A (P1,
   A-1+)
    3.75%............. 01/29/96     2,000      2,000,000
  University of Minnesota
   Regents Series 1985-H
   (VMIG-1, A-1+)
    3.75%............. 01/12/96       520        520,000
    3.80%............. 01/12/96     1,530      1,530,000
    3.90%............. 01/12/96     1,000      1,000,000

                             See Accompanying Notes

[ARROW LOGO]
                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           ARMADA TAX EXEMPT FUND (CONTINUED)
(UNAUDITED)

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
MINNESOTA (CONT'D.)
  University of Minnesota
   Regents Series 1985-I
   (VMIG-1, A-1+)
    3.85%............. 01/26/96   $ 2,100   $  2,100,000
    3.70%............. 02/12/96     1,900      1,900,000
    3.75%............. 03/08/96     1,765      1,765,000
                                            ------------
                                              16,415,000
                                            ------------
MISSISSIPPI - 3.0%
  Forest Industrial Development
   Revenue Bond (Sara Lee Corp
   Project) Series 1992
   (NR, A1+)
    3.75%............. 12/07/95     8,000      8,000,000
  Jackson County General
   Obligation Water System
   (Chevron Corp Project)
   Series 1994 (VMIG-1, NR)
    3.60%............. 02/01/96     1,000      1,000,000
                                            ------------
                                               9,000,000
                                            ------------
MISSOURI - 2.8%
  Missouri Health & Educational
   Facility Authority (Sisters
   of Mercy) Series D
   (VMIG-1, A-1+)
    3.55%............. 12/07/95     2,000      2,000,000
  Missouri Health & Educational
   Facility Authority (Sisters
   of Mercy) Series 1989-B
   (VMIG-1, A-1+)
    3.55%............. 12/07/95     4,400      4,400,000
  Missouri Health & Educational
   Facility Authority (Sisters
   of Mercy) Series 1989-C
   (VMIG-1, A-1+)
    3.55%............. 12/07/95     2,100      2,100,000
                                            ------------
                                               8,500,000
                                            ------------
MONTANA - 1.7%
  Montana State Tax & Revenue
   Anticipation Notes Series
   1995 (MIG-1, SP1+)
    4.50%............. 06/30/96     5,000      5,021,751
                                            ------------
NEVADA - 2.2%
  Clark County Airport
   Improvement Revenue Bond
   Series 1995-A (LOC Toronto
   Dominion) (VMIG-1, A-1+)
    3.60%............. 12/07/95     6,500      6,500,000
                                            ------------

                             See Accompanying Notes

[ARROW LOGO]
                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           ARMADA TAX EXEMPT FUND (CONTINUED)
(UNAUDITED)

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
NEW MEXICO - 2.1%
  Hurley Pollution Control
   Revenue Bonds (Kennecott
   Santa Fe Corp Project)
   Series 1985 (P-1, A-1+)
    3.75%............. 12/01/95   $ 6,200   $  6,200,000
                                            ------------
NORTH CAROLINA - 2.9%
  North Carolina Educational
   Facility Authority (Bowman
   Gray School of Medicine)
   (LOC Wachovia) (VMIG-1, NR)
    3.70%............. 12/07/95     8,800      8,800,000
                                            ------------
OHIO - 10.1%
  Akron Sanitation & Sewer
   System Revenue Bond
   Series-1994 (LOC Credit
   Suisse) (VMIG-1, NR)
    3.80%............. 12/07/95       790        790,000
  Columbus Unlimited Tax
   Revenue Bond Series 1995-1
   (VMIG-1, A-1+)
    3.40%............. 12/07/95     5,200      5,200,000
  Ohio State University General
   Receipts, Series 1985-B
   (VMIG-1, A-1+)
    3.80%............. 12/07/95     3,835      3,835,000
  Ohio State University General
   Receipts, Series 1986-B
   (VMIG-1, A-1+)
    3.80%............. 12/07/95     5,115      5,115,000
  Scioto County (V.H.A.
   Central, Inc. Capital Asset
   Financing Program) Series E
   (AMBAC) (NR, A-1)
    3.60%............. 12/07/95     1,000      1,000,000
  State of Ohio Higher
   Education Facility Authority
   (Oberlin College), (LOC Bank
   of Tokyo) (VMIG-1, A-1+)
    3.80%............. 12/07/95     3,550      3,550,000
  Summit County General
   Obligation Bond Anticipation
   Note Limited Tax
   Series 1995-B (MIG-1, NR)
    4.25%............. 06/06/96     2,000      2,002,465
  University of Cincinnati
   General Receipts Bond
   Anticipation
   Note Series K (MIG-1, SP1+)
    5.00%............. 03/21/96     1,500      1,501,519
  University of Cincinnati
   General Receipts Bond
   Anticipation
   Note Series S (MIG-1, SP1+)
    4.25%............. 08/28/96       300        300,934
    4.25%............. 08/28/96     7,000      7,012,455
                                            ------------
                                              30,307,373
                                            ------------
OREGON - 1.3%
  Klamath Falls Oregon Electric
   Revenue Bond Series A
   (Escrowed to Maturity) (NR,
   SP1+)
    4.40%............. 05/01/96     1,000      1,000,000
  Klamath Falls Oregon Electric
   Revenue Bond Series B
   (Escrowed to Maturity) (NR,
   SP-1+)
    4.40%............. 05/01/96     3,000      3,008,591
                                            ------------
                                               4,008,591
                                            ------------

                             See Accompanying Notes

[ARROW LOGO]
                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           ARMADA TAX EXEMPT FUND (CONTINUED)
(UNAUDITED)

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
PENNSYLVANIA - 0.7%
  College Township Industrial
   Development Authority (Ball
   Corp Project) Series 1993
   (LOC Wachovia Bank)
   (NR, A-1)
    3.75%............. 12/07/95   $ 2,000   $  2,000,000
                                            ------------
TENNESSEE - 1.2%
  Vanderbilt University Health
   & Education Facilities
   (Nashville & Davidson)
   (VMIG-1, A-1+)
    3.75%............. 12/14/95     3,700      3,700,000
                                            ------------
TEXAS - 10.4%
  Angelina and Neches River
   Authority IDC Solid Waste
   Disposal (TEEC, Inc. Temple-
   Inland) Series B (LOC Credit
   Suisse) (VMIG-1, NR)
    3.85%............. 12/01/95     1,000      1,000,000
  Angelina and Neches River
   Authority IDC Solid Waste
   Disposal (TEEC, Inc. Temple-
   Inland) Series C (LOC Credit
   Suisse) (VMIG-1, NR)
    3.85%............. 12/01/95     7,100      7,100,000
  Angelina and Neches River
   Authority IDC Solid Waste
   Disposal (TEEC, Inc. Temple-
   Inland) Series D (LOC Credit
   Suisse) (VMIG-1, NR)
    3.85%............. 12/01/95       900        900,000
  Angelina and Neches River
   Authority IDC Solid Waste
   Disposal (TEEC, Inc. Temple-
   Inland) Series E (LOC Credit
   Suisse) (VMIG-1, NR)
    3.85%............. 12/01/95     2,400      2,400,000
  Harris County Health
   Facilities Development
   Corporation Revenue Bond
   (St. Lukes Hospital) (LOC
   Morgan Guaranty Trust)
   Series C (NR, A-1+)
    3.80%............. 12/01/95     1,000      1,000,000
  Houston Certificate of
   Obligation Series 1993-C
   (VMIG-1, A-1+)
    4.00%............. 04/01/96       600        600,000
  Houston Certificates of
   Obligation Series 1993-B
   (VMIG-1, A-1+)
    3.65%............. 12/07/95     4,600      4,600,000
  Milam County IDC Pollution
   Control Revenue Bond (Alcoa
   Project) (LOC Credit Suisse)
   (VMIG-1, NR)
    3.65%............. 12/07/95     1,000      1,000,000
  Red River Authority of Texas,
   Pollution Control Revenue
   Bond (Southwestern Public
   Service Company Project)
   (VMIG-1, A-1+)
    3.60%............. 12/07/95    12,600     12,600,000
                                            ------------
                                              31,200,000
                                            ------------
UTAH - 0.3%
  Emery County Pollution
   Control Revenue Bond
   (Pacificorp Project) (LOC
   Credit Suisse) (VMIG-1,
   A-1+)
    3.45%............. 12/15/95     1,000      1,000,000
                                            ------------

                             See Accompanying Notes

[ARROW LOGO]
                            PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 1995           ARMADA TAX EXEMPT FUND (CONTINUED)
(UNAUDITED)

                                    PAR
                       MATURITY    (000)       VALUE
                       --------  ---------  ------------
VERMONT - 1.7%
  Vermont State General
   Obligation Anticipation
   Notes
   Series F (P-1, A-1+)
    3.80%............. 12/01/95   $ 2,100   $  2,100,000
    3.60%............. 12/08/95     3,000      3,000,000
                                            ------------
                                               5,100,000
                                            ------------
VIRGINIA - 1.2%
  Peninsula Port Authority of
   Virginia (Shell Oil)
   (Aa2, AAA)
    3.75%............. 12/01/95     3,600      3,600,000
                                            ------------
WASHINGTON - 4.6%
  Chelan County Development
   Corporation Pollution
   Control Revenue Bond (Alcoa
   Project) (LOC Credit Suisse)
   (VMIG-1, NR)
    3.65%............. 12/07/95     3,050      3,050,000
  Port of Kalama, Washington
   Public Corp. Port Facility
   Revenue (Con Agra, Inc.
   Project) (LOC Morgan
   Guaranty) (NR, A-1+)
    3.50%............. 12/07/95     1,500      1,500,000
  Washington Health Care
   Facility Authority (Fred
   Hutchinson Cancer Research
   Center) Series 1991-A (LOC
   Morgan Guaranty) (VMIG-1, NR)
    3.90%............. 12/01/95     4,400      4,400,000
  Washington Health Care
   Facility Authority (Fred
   Hutchinson Cancer Research
   Center) Series 1991-C (LOC
   Morgan Guaranty) (VMIG-1, NR)
    3.90%............. 12/01/95     4,700      4,700,000
                                            ------------
                                              13,650,000
                                            ------------

WISCONSIN - 1.5%
  Milwaukee County, Short Term
   Promissory Notes Revenue
   Anticipation Note Series
   1995-A (MIG-1, SP1+)
    5.50%............. 02/22/96     1,200      1,204,276
  Oak Creek (Wisconsin Electric
   Power Company Project)
   Series 1991-C (P-1, NR)
    3.75%............. 12/07/95     3,300      3,300,000
                                            ------------
                                               4,504,276
                                            ------------
                                  NUMBER
                                 OF SHARES
                                   (000)
                                 ---------
TEMPORARY INVESTMENTS - 1.1%
  Fidelity Institutional Tax-
   Exempt Cash.................     2,320      2,320,111
  Goldman Sachs Tax Exempt
   Diversified Portfolio.......     1,000      1,000,000
                                            ------------
  TOTAL TEMPORARY
   INVESTMENTS.................                3,320,111
                                            ------------
TOTAL INVESTMENTS - 100.0%                  $300,452,939
  (Cost $300,452,939*)                      ============

*  Also cost for Federal income tax purposes.

                             See Accompanying Notes

[ARROW LOGO]                FINANCIAL STATEMENTS

                            ARMADA TAX EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995 (UNAUDITED)

ASSETS
   Investments at value
   (Cost $300,452,939)....................  $300,452,939
   Interest receivable....................     1,561,269
   Prepaid expenses.......................         5,900
                                             -----------
            TOTAL ASSETS..................   302,020,108
  ------------------------------------------------------
LIABILITIES
   Dividends payable - Institutional
     class................................       676,609
   Dividends payable - Retail class.......       164,677
   Accrued expenses.......................       152,220
                                             -----------
            TOTAL LIABILITIES.............       993,506
  ------------------------------------------------------
            NET ASSETS (based on
            301,028,061 shares of
            beneficial interest
            outstanding)..................  $301,026,602
  ======================================================
            NET ASSETS CONSIST OF:
            Paid-in capital...............  $301,028,061
            Accumulated net realized loss
            on investments sold...........        (1,459)
                                             -----------
                                            $301,026,602
  ======================================================
            NET ASSET VALUE, OFFERING
            PRICE AND REDEMPTION PRICE PER
            SHARE - Institutional class
            ($240,386,314 / 240,387,761)
            shares of beneficial interest
            outstanding)..................  $       1.00
  ======================================================
            NET ASSET VALUE, OFFERING
            PRICE AND REDEMPTION PRICE PER
            SHARE - Retail class
            ($60,640,288 / 60,640,300
            shares of beneficial interest
            outstanding)..................  $       1.00
  ======================================================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)

INVESTMENT INCOME:
   Interest.................................  $5,083,260
                                               ---------
EXPENSES:
   Investment Advisory fees.................     475,586
   Administration fees......................      66,873
   12b-1 fees...............................      55,421
   Shareholder servicing fees - Retail class
     only...................................      31,648
   Registration and filing fees.............      27,739
   Custodian fees...........................      23,355
   Legal fees...............................      19,739
   Transfer Agent fees......................      12,724
   Distribution fees........................       9,457
   Audit fees...............................       6,312
   Printing and shareholder reports.........       4,474
   Trustees' fees...........................       4,028
   Insurance................................       2,252
   Miscellaneous............................         695
   Fees waived by Investment Advisers.......    (271,762)
   Fees waived by Custodian.................     (23,355)
                                               ---------
            Total expenses..................     445,186
--------------------------------------------------------
NET INVESTMENT INCOME.......................   4,638,074
--------------------------------------------------------
            NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS.......  $4,638,074
========================================================

              See Accompanying Notes

[ARROW LOGO]                FINANCIAL STATEMENTS

                            ARMADA TAX EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                                    FOR THE                  FOR THE
                                                                                SIX MONTHS ENDED            YEAR ENDED
                                                                               NOVEMBER 30, 1995           MAY 31, 1995
                                                                              ------------------       -------------------
                                                                                  (UNAUDITED)
Net increase in net assets resulting from net investment income and amount
  of income distributions to shareholders...................................      $  4,638,074             $  6,461,638
Increase in net assets derived from Fund share transactions.................        76,468,128               67,724,399
Net realized loss on investments sold.......................................                 0                     (291)

NET ASSETS:
    Beginning of period.....................................................       224,558,474              156,834,366
    End of period...........................................................      $301,026,602             $224,558,474
                                                                                  ============             ============

                             See Accompanying Notes

[ARROW LOGO]                FINANCIAL HIGHLIGHTS

                            ARMADA TAX EXEMPT FUND

FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                          FOR THE
                      SIX MONTHS ENDED
                     NOVEMBER 30, 1995                FOR THE YEAR ENDED MAY 31
                 ------------------------   -----------------------------------------------
                                                     1995                     1994
                       (UNAUDITED)          ----------------------    ---------------------
                 INSTITUTIONAL    RETAIL    INSTITUTIONAL   RETAIL    INSTITUTIONAL   RETAIL
                 -------------    ------    -------------   ------    -------------  ------
Net asset value,
 beginning of
 period..........       $1.00      $1.00         $1.00       $1.00         $1.00      $1.00
                     --------     ------       -------      ------       -------     ------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
   income..........     .0172      .0167         .0309       .0299         .0204      .0194

LESS DISTRIBUTIONS
 Dividends from net
   investment
   income..........    (.0172)    (.0167)       (.0309)     (.0299)       (.0204)    (.0194)
                     --------     ------       -------      ------       -------     ------
Net asset value,
  end of period....     $1.00      $1.00         $1.00       $1.00         $1.00      $1.00
                     ========     ======       =======      ======       =======     ======
TOTAL RETURN.......      3.48%(4)   3.37%(4)      3.14%       3.04%         2.06%      1.96%

RATIOS/SUPPLEMENTAL
 DATA
 Net assets,
  end of period
  (in 000's).......  $240,386    $60,640      $172,643     $51,916     $139,015     $17,819
 Ratio of expenses
  to average
  net assets.......       .30%(1,4)  .40%(2,4)     .35%(1)     .46%(2)      .33%(1)     .43%(2)
 Ratio of net
  investment income
  to average net
  assets...........       3.44%(1,4) 3.34%(2,4)   3.15%(1)    3.17%(2)      2.05%(1)   1.94%(2)


                                          1993                       1992                        1991
                               -----------------------    ------------------------    ------------------------
                               INSTITUTIONAL    RETAIL    INSTITUTIONAL    RETAIL    INSTITUTIONAL    RETAIL(3)
                               -------------    ------    -------------    ------    -------------    --------
Net asset value,
 beginning of period.........         $1.00       1.00          $1.00       $1.00          $1.00        $1.00
                                    -------     ------        -------      ------        -------       ------
INCOME FROM
 INVESTMENT OPERATIONS
 Net investment income.......         .0216      .0206          .0351       .0341          .0517        .0069

LESS DISTRIBUTIONS
 Dividends from net
   investment income.........        (.0216)    (.0206)        (.0351)     (.0341)        (.0517)      (.0069)
                                    -------     ------        -------      ------        -------       ------
Net asset value, end of
 period......................         $1.00      $1.00          $1.00       $1.00          $1.00        $1.00
                                    =======     ======        =======      ======        =======       ======
TOTAL RETURN.................          2.18%      2.07%          3.57%       3.47%          5.29%        4.24%(4)

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period
   (in 000's)................       $58,928    $17,791        $60,079     $10,745        $63,559       $4,922
 Ratio of expenses to average
   net assets................           .36%(1)    .46%(2)        .28%(1)     .38%(2)        .20%(1)      .28%(2,4)
 Ratio of net investment
   income to average net
   assets....................          2.16%(1)   2.06%(2)       3.45%(1)    3.35%(2)       5.14%(1)     4.15%(2,4)

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the period ended November 30, 1995 and the year ended
    May 31, 1995 would have been .52% and 3.22%, and .56% and 2.94%, respectively. The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the years ended May 31, 1994, 1993, 1992, and 1991 would have been .53% and 1.85%, .56% and 1.96%, .54% and 3.20%, and .55%
    and 4.79%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the period ended November 30, 1995 and the year ended May 31, 1995 would have been .62% and 3.12%, and .67% and 2.96%, respectively.
    The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the years ended May 31, 1994, 1993, 1992, and for the period ended May 31, 1991 would have been .63% and 1.74%, .66% and 1.86%, .64% and 3.10%, and
    .63% and 3.80%, respectively.

(3) Retail class commenced operations on April 1, 1991.

(4) Annualized.

                         See Accompanying Notes

[ARROW LOGO]          NOTES TO FINANCIAL STATEMENTS

                               (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES
    Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Effective May 22, 1995, the Trust changed its name from NCC Funds to Armada Funds. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund which is authorized to issue twenty-four classes of shares of beneficial interest, each of which evidences an interest in one of twelve investment funds:

    Money Market Fund (Class A "Institutional" shares and Class A-Special Series 1 "Retail" shares),
    Government Fund (Class B "Institutional" shares and Class B-Special Series 1 "Retail" shares),
    Treasury Fund (Class C "Institutional" shares and Class C-Special Series 1 "Retail" shares),
    Tax Exempt Fund (Class D "Institutional" shares and Class D-Special Series 1 "Retail" shares),
    Equity Fund (Class H "Institutional" shares and Class H-Special Series 1 "Retail" shares),
    Fixed Income Fund (Class I "Institutional" shares and Class I-Special Series 1 "Retail" shares),
    Ohio Tax Exempt Fund (Class K "Institutional" shares and Class K-Special Series 1 "Retail" shares),
    National Tax Exempt Fund (Class L "Institutional" shares and Class L-Special Series 1 "Retail" shares),
    Equity Income Fund (Class M "Institutional" Shares and Class M-Special Series 1 "Retail" shares),
    Mid Cap Regional Fund (Class N "Institutional" shares and Class N-Special Series 1 "Retail" shares),
    Enhanced Income Fund (Class O "Institutional" shares and Class O-Special Series 1 "Retail" shares), and
    Total Return Advantage Fund (Class P "Institutional" shares and Class P-Special Series 1 "Retail" shares).

    As of the date of this report, the National Tax Exempt Fund has not commenced operations.

    Pursuant to the approval of the Board of Trustees on February 10, 1994, reorganizations of the Money Market Portfolio (Trust), Government Portfolio (Trust), and the Treasury Portfolio (Trust) were executed. The reorganizations were effected as tax-free transactions pursuant to Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended. On June 15, 1994, the Money Market Portfolio (Trust) (Class E) and the Government Portfolio (Trust) (Class F) transferred all assets and liabilities ($64,295,168 and $19,966,931, respectively), to the Money Market Fund (Class A) and Government Fund (Class B) which had net assets immediately after the transfer of $945,837,081 and $779,412,705, respectively. Similarly, on June 16, 1994, the Treasury Portfolio (Trust) (Class G) transferred all assets and liabilities ($119,606,770) to the Treasury Fund (Class C) which had net assets immediately after the transfer of $119,606,840.

    The following is a summary of significant accounting policies followed by the Money Market, Government, Treasury, and Tax Exempt Funds (the "Funds") in preparation of their financial statements.

    PORTFOLIO VALUATION: Securities in the Money Market, Government, and Treasury Funds are valued as of 1:00 P.M. and as of the close of trading on the New York Stock Exchange (the "Exchange") (generally 4:00 P.M. Eastern Time) and 12:00 noon and as of the close of trading on the Exchange for the Tax Exempt Fund on each business day except those holidays which the Exchange or banks and trust companies which are affiliated with National City Corporation observe. Investment securities are valued on the basis of amortized cost which has been determined by the Board of Trustees to represent the fair value of the Funds' investments. Amortized cost valuation involves valuing

[ARROW LOGO]          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

     The Tax Exempt Fund has invested a significant amount of its assets in municipal obligations in three states. Economic changes affecting the states and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by the Fund.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund declares dividends daily from net investment income and pays such dividends no later than five business days after the end of the month. Net investment income of the Money Market, Government, and Treasury Funds consists of interest accrued and discount earned (including both original issue and market discount), less amortization of any market premium and accrued expenses. Net investment income of the Tax Exempt Fund consists of interest accrued, original issue discount earned, less amortization of any market premium and accrued expenses.

    FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts in the financial statements, such amounts are reported separately.

    REPURCHASE AGREEMENTS: Repurchase agreements are considered loans under the Investment Company Act of 1940 as amended. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 102% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

    ORGANIZATIONAL COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and State securities regulations. All organization expenses are being amortized on the straight-line method over a period of five years from the date of commencement of operations.

2. INVESTMENT ADVISERS, DISTRIBUTION FEE AND OTHER RELATED PARTY TRANSACTIONS Fees paid by the Trust pursuant to the Advisory Agreements with National
City Bank, National City Bank, Columbus and National City Bank, Kentucky (collectively, the "Adviser" or "Advisers"), wholly-owned subsidiaries of National City Corporation, are payable monthly based on an annual rate of .35% of the average daily net assets of each of the Money Market, Government and Tax Exempt Funds and .30% of average daily net assets of the Treasury Fund. The Advisers may from time to time waive their fees payable by the

[ARROW LOGO]          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

Funds. For the period ended November 30, 1995, the Advisers have earned and waived the following fees:

                                     EARNED        WAIVED
                                   ---------      -------
Money Market Fund                  $2,486,797     $709,536
Government Fund                     1,145,007      326,716
Treasury Fund                         239,828       39,947
Tax Exempt Fund                       475,586      271,762

     At November 30, 1995, Advisory fees accrued and unpaid amounted to:

                                                 EARNED
                                                --------
Money Market Fund                               $300,189
Government Fund                                  121,864
Treasury Fund                                     35,838
Tax Exempt Fund                                   36,226

    Fees paid by the Trust, under a Shareholder Servicing Plan (the "Plan") to NatCity Investments, Inc. and National City Investments Corporation, both wholly-owned subsidiaries of National City Corporation, are payable monthly, based on an aggregate annual rate of up to .10% of the average daily net assets of the Retail class of the Money Market, Government, Treasury, and Tax Exempt Funds. NatCity Investments, Inc. and National City Investments Corporation earned fees for the period ended November 30, 1995 in the following amounts:

                                                NATIONAL CITY
                               NATCITY           INVESTMENTS
                           INVESTMENTS INC.      CORPORATION
                           ----------------     -------------
Money Market Fund              $19,198             $87,287
Government Fund                  3,682               5,052
Treasury Fund                      148                 347
Tax Exempt Fund                 12,142              19,713

    National City Bank, a wholly-owned subsidiary of National City Corporation, serves as the Funds' Custodian. For the period ended November 30, 1995, National City Bank earned and waived custodian fees representing $94,970, $47,002, $16,255, and $23,355 for the Money Market, Government, Treasury, and Tax Exempt Funds, respectively.

    440 Financial Distributors, Inc., a wholly-owned subsidiary of The Shareholder Services Group, Inc. and an indirect wholly-owned subsidiary of First Data Corp. (the "Distributor"), serves as the Trust's Distributor. Under the Fund's Distribution Agreement and related Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Fund reimburses the Distributor monthly for the direct and indirect expenses incurred by the Distributor in providing Fund advertising, marketing, prospectus printing and other distribution services up to a maximum of .10% per annum of the average net assets of each Fund, inclusive of an annual distribution fee of $250,000 which is payable monthly and accrued daily among the investment funds with respect to which the Distributor is distributing shares.

    Each Trustee receives an annual fee of $6,000 plus $2,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $2,000 per annum for services in such capacity. Such fees are paid for services rendered to all of the Funds and are allocated accordingly. No person who is an officer, director, trustee, or employee of the Advisers, Administrator, Distributor, or of any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

    Expenses for the period ended November 30, 1995 include legal fees paid to Drinker Biddle & Reath. A partner of that firm is Secretary of the Trust.

3.  SHARES OF BENEFICIAL INTEREST
    The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify

[ARROW LOGO]          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

any class of shares into one or more series of shares. Since the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown on the following page for such transactions.

[ARROW LOGO]        NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               FOR THE SIX MONTHS ENDED                      FOR THE PERIOD ENDED
                                                  NOVEMBER 30, 1995                              MAY 31, 1995
                                        -------------------------------------      --------------------------------------
                                        INSTITUTIONAL CLASS     RETAIL CLASS       INSTITUTIONAL CLASS      RETAIL CLASS
                                        -------------------     -------------      -------------------      -------------
                                                     (UNAUDITED)
MONEY MARKET FUND
Shares sold........................       $ 1,691,248,138       $ 709,300,991        $ 3,072,162,728        $ 772,649,874
Shares issued in connection
  with the conversion of the
  Money Market Portfolio (Trust)...                     0                   0             64,295,168                    0
Shares reinvested..................                 9,599           5,598,571                 15,802            5,892,949
Shares repurchased.................        (1,545,018,228)       (669,531,271)        (2,796,606,951)        (670,576,427)
                                          ---------------       --------------       ---------------        -------------

Net increase.......................       $   146,239,509       $  45,368,291        $   339,866,747        $ 107,966,396
                                          ===============       =============        ===============        =============
GOVERNMENT FUND
Shares sold........................       $   961,202,553       $  40,057,167        $ 3,586,346,079        $ 122,104,095
Shares issued in connection with
  the conversion of the
  Government Portfolio (Trust).....                     0                   0             19,966,931                    0
Shares reinvested..................               257,383             482,352                658,884              668,780
Shares repurchased.................          (985,148,660)        (39,091,688)        (3,757,250,177)        (110,544,306)
                                          ---------------       -------------        ---------------        -------------

Net increase (decrease)............       $   (23,688,724)      $   1,447,831        $  (150,278,283)       $  12,228,569
                                          ===============       =============        ===============        =============
TREASURY FUND
Shares sold........................       $   313,016,053       $   2,084,009        $   558,300,415        $   1,556,210
Shares issued in connection with
  the conversion of the
  Treasury Portfolio (Trust).......                     0                   0            119,606,770                    0
Shares reinvested..................                     0              22,849                      0                7,430
Shares repurchased.................          (268,112,197)         (1,525,837)          (535,030,451)          (1,198,045)
                                          ---------------       -------------        ---------------        -------------

Net increase.......................       $    44,903,856       $     581,021        $   142,876,734        $     365,595
                                          ===============       =============        ===============        =============
TAX EXEMPT FUND
Shares sold........................       $   253,722,570       $ 114,847,545        $   344,166,709        $ 169,835,346
Shares reinvested..................                   454           1,060,606                      0            1,107,370
Shares repurchased.................          (185,979,406)       (107,183,641)          (310,538,589)        (136,846,437)
                                          ---------------       -------------        ---------------        -------------

Net increase.......................       $    67,743,618       $   8,724,510        $    33,628,120        $  34,096,279
                                          ===============       =============        ===============        =============

[ARROW LOGO]                ARMADA FUNDS

BOARD OF TRUSTEES           Richard B. Tullis
                              Chairman of the Board, President and Treasurer Chairman Emeritus, Harris
                                 Corporation
                              Director, NACCO Materials
                                 Handling Group, Inc.
                              Director, Hamilton Beach/Proctor-
                                 Silex, Inc.
                              Director, Waste-Quip, Inc.

                            Thomas R. Benua, Jr.
                              Trustee
                              President, EBCO Manufacturing Company
                                 and Subsidiaries

                            Leigh Carter
                              Trustee
                              Retired President and Chief Operating
                                 Officer, B.F. Goodrich Company

                            John F. Durkott
                              Trustee
                              President and Chief
                                 Operating Officer, Kittle's Home
                                 Furnishings Center, Inc.

                            Richard W. Furst, Dean
                              Trustee
                              Professor of Finance and Dean,
                                 College of Business and Economics,
                                 University of Kentucky

                            J. William Pullen
                              Trustee
                              President and Chief Executive Officer,
                                 Whayne Supply Company

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